Exploration and Evaluation Expenditures (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of exploration and evaluation expenditures [line Items]
Wages and salaries	$ 1,783,000	$ 868,000	$ 650,000
Central Newfoundland properties [Member]
Disclosure of exploration and evaluation expenditures [line Items]
Wages and salaries	$ 812,000	$ 1,041,000	$ 472,000